Average Annual Total Returns - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Consumer Staples Portfolio	Aug. 04, 2023
VIP Consumer Staples Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(0.69%)
Past 5 years	7.01%
Past 10 years	9.87%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1506
Average Annual Return:
Past 1 year	(1.68%)
Past 5 years	8.40%
Past 10 years	10.88%